Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
MICP
The plan-based awards for annual cash incentive compensation included in the 2024 Summary Compensation Table were paid in 2025 with respect to 2024 performance under the terms of the MICP. The range of possible awards for each NEO in relation to the NEO’s target award is set forth in the Grants of Plan-Based Awards Table. An explanation of the MICP and performance goals, measures and performance factors achieved are described under Executive Annual Cash Incentive in the Executive Compensation section.
LTIP
LTIP awards were made to NEOs in February 2024 in the form of RSUs and PSUs. The RSUs vest on a
3-year
graded vesting period starting from the grant date. The three-year performance period for the PSUs ends December 31, 2026, with payment, if any, made the following year. As explained in the Executive Compensation section, for retirement eligible employees, RSUs have a
3-year
graded vesting period starting from the grant date, unless retirement eligible when RSU will vest 1/12th per month over
1-year.
PSUs vest 1/36th per month over the three-year performance period. All of our NEOs are retirement eligible. The range of possible payouts for each NEO in relation to the NEO’s target award is set forth in the table above. Payments of awards granted in February 2022 will be made based on performance for the three-year period that ended on December 31, 2024. Further explanation of PSU payment determination is set forth under Executive Long-Term Incentive in the Executive Compensation section. For additional information about vesting, see Potential Payments Upon Termination of Employment or
Change-In-Control
No stock options have been granted since 2009 and as of December 31, 2024, no stock options are outstanding. No discounted options may be granted
and no repricings may be done without stockholder approval.

Award Timing Method	LTIP awards were made to NEOs in February 2024 in the form of RSUs and PSUs. The RSUs vest on a
3-year
graded vesting period starting from the grant date. The three-year performance period for the PSUs ends December 31, 2026, with payment, if any, made the following year. As explained in the Executive Compensation section, for retirement eligible employees, RSUs have a
3-year
graded vesting period starting from the grant date, unless retirement eligible when RSU will vest 1/12th per month over
1-year.
PSUs vest 1/36th per month over the three-year performance period. All of our NEOs are retirement eligible. The range of possible payouts for each NEO in relation to the NEO’s target award is set forth in the table above. Payments of awards granted in February 2022 will be made based on performance for the three-year period that ended on December 31, 2024.
Award Timing Predetermined	true